Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Pemex Exploration and Production) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	$ (2,638,484)	$ (53,477,580)	$ (28,797,518)	$ (83,538,021)
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net		24,027,347	(2,353,077)	(60,438,070)
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net		(78,049,865)	(25,568,713)	(25,615,351)
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net		582,923	(612,906)	2,121,045
MGAS
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net		(37,985)	(191,786)	394,355
SUS
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net		$ 0	$ (71,036)	$ 0